Report Of The Directors Financial Review Risk Report - Stage 2 days past due analysis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,865,200	$ 2,855,948
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	924,854	1,045,814
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104,882	83,136
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 168,747	$ 97,302
ECL coverage	0.50%	0.50%
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,693,327	$ 2,676,167
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (12,513)	$ (12,068)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.20%	1.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 936,307	$ 1,057,231
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (11,453)	$ (11,417)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.10%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 104,951	$ 83,153
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (69)	$ (17)
Financial assets at amortised cost, category | Other
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.10%	0.00%
Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,014,498	$ 880,351
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (553)	$ (193)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.00%	2.10%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 194,619	$ 160,756
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (3,901)	$ (3,380)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.50%	2.60%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.20%	2.40%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	9.70%	8.80%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	12.00%	11.50%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 139,130	$ 119,224
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	134,733	115,350
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,411	2,193
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,986	1,681
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,491)	(3,119)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,019)	(2,732)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(234)	(194)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (238)	$ (193)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.60%	0.20%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.60%	0.20%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,827	$ 1,517
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,817	1,517
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10	0
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(29)	(3)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(29)	(3)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.10%	1.10%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.00%	1.00%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	5.70%	18.20%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	16.70%	9.70%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 17,166	$ 4,988
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,930	4,935
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	140	22
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	96	31
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(188)	(54)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(164)	(47)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8)	(4)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (16)	$ (3)
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.70%	0.60%
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 415,012	$ 478,337
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (2,872)	$ (3,103)
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	3.10%	7.40%
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.30%	6.30%
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	12.70%	11.50%
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	26.20%	18.90%
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 48,891	$ 16,439
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46,402	14,124
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,683	1,387
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	806	928
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,505)	(1,219)
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,080)	(884)
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(214)	(160)
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (211)	$ (175)
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.80%	1.60%
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 454,356	$ 513,539
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (8,324)	$ (8,204)
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.20%	1.90%
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.20%	1.90%
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.80%	4.20%
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	3.40%	2.50%
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 85,521	$ 98,911
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	84,005	97,388
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	712	806
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	804	717
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,909)	(1,874)
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,862)	(1,822)
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(20)	(34)
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (27)	$ (18)
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.40%	0.20%
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 66,939	$ 65,355
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (257)	$ (110)
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.60%	0.70%
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.80%	0.70%
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 4,718	$ 3,874
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,326	3,838
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16	0
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	376	36
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(77)	(26)
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(77)	(26)
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0